Revenue and cost of goods sold - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) customer	Dec. 31, 2023 EUR (€) customer	Dec. 31, 2022 EUR (€) customer
Cost Of Goods Sold [Line items]
Revenue from sale of goods	€ 4,521,000	€ 4,348,000	€ 3,084,000
Contract liability	€ (589,000)
Percentage of entity's revenue	10.00%	10.00%
Number of customers | customer	1	0	1
Contract liability	€ 117,000
Non-current contract liability	472,000
Customer one [member]
Cost Of Goods Sold [Line items]
Revenue from sale of goods		€ 900,000	€ 424,000
Germany
Cost Of Goods Sold [Line items]
Revenue from sale of goods	4,061,000	3,816,000	2,805,000
Finland
Cost Of Goods Sold [Line items]
Revenue from sale of goods			41,000
Spain
Cost Of Goods Sold [Line items]
Revenue from sale of goods	72,000	37,000	24,000
Switzerland
Cost Of Goods Sold [Line items]
Revenue from sale of goods	763,000	373,000	€ 214,000
AUSTRIA
Cost Of Goods Sold [Line items]
Revenue from sale of goods	60,000	€ 122,000
ITALY
Cost Of Goods Sold [Line items]
Revenue from sale of goods	46,000
UNITED KINGDOM
Cost Of Goods Sold [Line items]
Revenue from sale of goods	€ 108,000